LONG-TERM DEBT	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
15.	LONG-TERM DEBT

The company’s long-term debt at December 31 is listed below.

	Successor
	As at December 31,
	2014	2013
Recourse
Term loan, due July 2017	$18.5	$–
Senior secured notes, 11.0% due October 2017 (US$235.5 million; December 31, 2013 – US$250.0 million)	273.1	265.9
Floating rate senior secured notes, due September 2016 (December 31, 2013 – US$19.4 million)	–	20.2
	291.6	286.1
Revolving asset-based loan facility of up to $175.0 million due July 2017	29.4	10.6
Capital lease obligations	8.1	7.1
Total debt	329.1	303.8
Less: current portion	(3.0)	(2.0)
Total long-term debt	$326.1	$301.8

Significant changes to long-term debt subsequent to 2014

On January 7, 2015, the company amended the asset based loan facility (ABL Facility) to increase the maximum amount of credit available thereunder from $175.0 million to $225.0 million to finance the acquisition of the Biron paper mill and the Rumford pulp and paper mill. The company also completed an offering of US$25.0 million of PIK Toggle Senior Secured Notes (“Offered Notes”) due 2017. The Offered Notes were issued at a 20% discount to face value with the company receiving gross proceeds of US$20.0 million to be used to finance part of the costs associated with the acquisition. See note 29, Subsequent events.

Significant changes to long-term debt in 2014

In September 2014, the company entered into five capital leases on equipment. The capital lease obligation with respect to these leases is $2.9 million as at December 31, 2014.

On June 27, 2014, the company allowed the lease on three barges to terminate and exercised the option to purchase the assets. The company recorded a loss of $0.1 million in other income on the settlement of the capital lease obligation and reduced future capital lease payments by $1.3 million.

On March 27, 2014, the company purchased US$9.5 million of its PIK Toggle Senior Secured Notes due 2017 (2017 Notes) for cash consideration of $10.0 million that included $0.5 million of interest expense and recorded a gain of $0.9 million on the settlement of this debt. On April 1, 2014, the company purchased US$5.0 million of its 2017 Notes for cash consideration of $5.2 million that included $0.3 million of interest expense and recorded a gain of $0.5 million on the settlement of the debt.

On March 20, 2014, the company secured a $20.0 million term loan (Term Loan) that matures on July 31, 2017. The Term Loan bears interest, payable monthly at the Canadian Prime Rate plus 3%. The Term Loan provides for principal repayments of $0.5 million each quarter and can be prepaid in whole or in part at any time without premium. The Term Loan was provided by the same lenders who participate in our ABL Facility and is secured by a senior charge on the assets of the company and its subsidiaries that secures the 2017 Notes. On April 19, 2014, the company used the proceeds from the Term Loan to redeem the remaining US$19.4 million Floating Rate Notes due 2016 for cash consideration of $22.4 million, including $0.6 million in interest expense. A loss of $2.4 million arising from the settlement transaction was recognized in other income. The completion of the Term Loan and redemption of the Floating Rate Notes resulted in a net reduction to secured debt of approximately US$1.4 million.

Significant changes to long-term debt in 2013

The company made an offer to purchase US$20.0 million of the Floating Rate Notes outstanding from the net proceeds that arose from the sale of its interest in PREI. The offer, which expired on April 24, 2013, was accepted by noteholders representing US$15.6 million of the Floating Rate Notes.

The company derecognized its non-recourse debt, consisting of the first mortgage bonds and subordinated promissory notes owed by PREI, on the sale of its interest in PREI on March 20, 2013 as disclosed in note 7, Variable interest entities. The company is no longer the primary beneficiary of this VIE subsequent to the date of sale, and therefore, will no longer consolidate PREI’s debt.

Significant terms, conditions and covenants

The indentures governing the company’s Term Loan and 2017 Notes contain customary restrictive covenants, including restrictions on incurring additional indebtedness, certain restricted payments, including dividends and investments in other persons, the creation of liens, sale and leaseback transactions, certain amalgamations, mergers, consolidations and the use of proceeds arising from certain sales of assets and certain transactions with affiliates.

The Term Loan is secured by a first charge on substantially all of the fixed assets and real property of the company that ranks senior to the lien securing the 2017 Notes. The Term Loan is also secured by a second charge over the company’s current assets. Collateral provided on the 2017 Notes consists of a charge on substantially all of the assets of the company, other than (i) a senior collateral charge on the Term Loan, and (ii) the ABL Charge Collateral, as described below (2017 Notes Charge Collateral), and a charge on the senior collateral charge on the Term Loan and the ABL Charge Collateral. The indentures governing the Term Loan and 2017 Notes limit the ability of the company to incur debt, other than permitted debt, while the company’s fixed charge coverage ratio is below 2.0:1.0 for the 2017 Notes and is at or below 1.0:1.0 for the Term Loan. The company’s fixed charge coverage ratio under the 2017 Notes, calculated on a 12-month trailing average, was 1.1:1.0 at December 31, 2014 (December 31, 2013 – 1.0:1.0) and under the Term Loan was 0.6:1.0 at December 31, 2014 (December 31, 2013 – not applicable).

The company cannot make any restricted payments including paying any dividends, except to the extent the balance in its restricted payments basket is positive. The restricted payments basket under the 2017 Notes was negative $75.8 million as at December 31, 2014 (December 31, 2013 – negative $45.8 million).

The security for the ABL Facility consists of a charge on accounts receivable, inventory and cash of the company (ABL Charge Collateral) and a charge on the 2017 Notes Charge Collateral. The interest rate on the ABL Facility is determined by the current market rate for that type of loan in addition to a spread that is based on the average availability for the prior fiscal quarter. Availability under the ABL Facility is determined by a borrowing base calculated primarily on eligible accounts receivable and eligible inventory, less certain reserves. The borrowing base at December 31, 2014, is reduced by reserves for a landlord waiver reserve in respect of rent of approximately $2.5 million, a pension reserve not exceeding the sum of normal cost pension contributions, special and catch-up payments and any other payments in respect of a Canadian pension plan that are past due of approximately $1.5 million, a reserve for credit insurance deductibles of $2.0 million, a reserve of $1.6 million for employee source deductions, a reserve for negative mark-to-market for foreign currency exposure of $1.0 million and a reserve for workers compensation of $0.4 million. On December 31, 2014 the company had $91.8 million available under the ABL Facility after deducting outstanding drawings of $29.4 million and outstanding letters of credit of $18.4 million, before potential application of the springing fixed charge coverage ratio.

The company was in compliance with its covenants under the ABL Facility, the Term Loan and and under each of the indentures governing its outstanding senior notes on December 31, 2014.

The following table provides the scheduled total debt repayments, including the US$25.0 million Offered Notes issued on January 7, 2015:

Recourse debt
2015	$3.0
2016	3.1
2017	349.0
2018	2.6
2019	0.4
$358.1

The company’s long-term debt is recorded at amortized cost. The following table provides information about management’s best estimate of the fair value of the company’s debt:

	Successor
	December 31,
	2014		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Recourse	$329.1	$313.1	$303.8	$212.5

The fair value of the company’s long-term debt related to its senior notes is determined based on quoted market prices of identical debt instruments (level 1 fair value measurement). The fair value of the company’s debt related to the ABL Facility is measured by discounting the respective cash flows at quoted market rates for similar debt having the same maturity (level 2 fair value measurement). In measuring fair value, the company incorporates credit valuation adjustments to reflect its own non-performance risk, where applicable.